ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Royalty, derivative royalty, and stream receivables	$ 1,190,092	$ 1,175,602
GST and other recoverable taxes	302,316	125,571
Other receivables	13,489	0
Total accounts receivable	$ 1,505,897	$ 1,301,173